ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 1,860	$ 1,773
Other tax payable	1,462	560
Accrued staff disbursement	1,166	738
Deposit payable	665	837
Accrued professional fees	4,382	386
Other current liabilities	1,209	569
Total accrued expenses and other current liabilities	$ 10,744	$ 4,863